Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2015
Assets pledged and collateral	Assets pledged
end of	6M15	2014
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	138,833	148,345
of which encumbered	94,237	103,245

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M15	2014
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	429,342	444,852
of which sold or repledged	331,432	336,301